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Class P2 Prospectus | PACE Municipal Fixed Income Investments
PACE® Municipal Fixed Income Investments

PACE® Select Advisors Trust

August 1, 2022

Supplement to the prospectuses relating to Class A and Class Y shares (the "Multi-Class Prospectus"), Class P shares (the "Class P Prospectus") and Class P2 shares (the "Class P2 Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 26, 2021, as supplemented.

Includes:

•  PACE® Mortgage-Backed Securities Fixed Income Investments

• PACE® Intermediate Fixed Income Investments

• PACE® Strategic Fixed Income Investments

• PACE® Municipal Fixed Income Investments

• PACE® Global Fixed Income Investments

• PACE® High Yield Investments

• PACE® International Emerging Markets Equity Investments

• PACE® Alternative Strategies Investments

Dear Investor,

The purpose of this supplement is to update certain information for series (each, a "fund") of PACE Select Advisors Trust (the "Trust").

First, this supplement updates certain information for PACE Mortgage-Backed Securities Fixed Income Investments, PACE Strategic Fixed Income Investments, PACE Municipal Fixed Income Investments, PACE Global Fixed Income Investments, PACE High Yield Investments and PACE International Emerging Markets Equity Investments. At the recommendation of UBS Asset Management (Americas) Inc. ("UBS AM"), the funds' manager, the Board of Trustees ("Board") of the Trust recently approved reductions in the contractual management fee rates for such funds, effective as of August 1, 2022.

Second, this supplement updates certain information for PACE Intermediate Fixed Income Investments and PACE Alternative Strategies Investments. At the recommendation of UBS AM, the Board recently approved lower expense caps for such funds, effective as of August 1, 2022.

Effective immediately, the Prospectuses and SAI are hereby revised as follows:

I. PACE Mortgage-Backed Securities Fixed Income Investments, PACE Strategic Fixed Income Investments, PACE Municipal Fixed Income Investments, PACE Global Fixed Income Investments, PACE High Yield Investments and PACE International Emerging Markets Equity Investments

II. PACE Intermediate Fixed Income Investments and PACE Alternative Strategies Investments

The section captioned "PACE Municipal Fixed Income Investments Fund Summary" and sub-captioned "Annual fund operating expenses" on page 20 of the Class P2 Prospectus is revised by replacing the table and adding as the first footnote the following (subsequent footnotes in the prospectus are accordingly renumbered):

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class P2 Prospectus PACE Municipal Fixed Income Investments Class P2
Management fees	0.39%	[1]
Distribution and/or service (12b-1) fees	none
Other expenses (includes administration fee of 0.10%)2	0.24%
Total annual fund operating expenses	0.63%
Management fee waiver/expense reimbursements3	0.32%
Total annual fund operating expenses after fee waiver and/or expense reimbursements3	0.31%
[1]	"Management fees" have been restated to reflect the reduced management fee rates that became effective and applicable to the fund on August 1, 2022.

The section captioned "PACE Municipal Fixed Income Investments Fund Summary" and sub-captioned "Example" on page 20 of the Class P2 Prospectus is revised by replacing the table in its entirety with the following:

Expense Example	1 year	3 years	5 years	10 years
Class P2 Prospectus | PACE Municipal Fixed Income Investments | Class P2 | USD ($)	32	169	320	756

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.